SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2024
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts
The following table summarizes the activity in our credit losses for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Allowance for credit losses, beginning of year	$1,583	$2,110	$4,559
Provisions charged to expense	2,578	2,824	342
Amounts written off	(7)	(3,080)	(2,791)
Business divestiture	(62)	(308)	—
Other, including fluctuations in foreign exchange rates	(1)	37	—
Allowance for credit losses, end of year	$4,091	$1,583	$2,110